Condensed Consolidated Statements of Income - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Revenues
Operating revenue	$ 72,541	$ 84,140	$ 148,916	$ 158,338
Expenses
Brokerage commissions	1,508	1,906	3,009	3,536
Voyage expenses	9,326	11,304	16,419	18,175
Vessel operating expenses	23,712	19,342	46,117	37,312
Depreciation and amortization	15,275	13,110	29,851	25,911
General and administrative costs	3,103	2,700	6,060	5,354
Other corporate expenses	683	1,170	1,233	1,533
Total operating expenses	53,607	49,532	102,689	91,821
Operating income	18,934	34,608	46,227	66,517
Other income/(expense)
Interest expense	(7,702)	(7,000)	(15,485)	(13,796)
Write off of deferred financing costs				(1,797)
Interest income	91	27	169	30
Income before income taxes	11,323	27,635	30,911	50,954
Income taxes	(202)	(215)	(396)	(450)
Net income	$ 11,121	$ 27,420	$ 30,515	$ 50,504
Earnings per share:
Basic:	$ 0.20	$ 0.50	$ 0.55	$ 0.91
Diluted:	$ 0.20	$ 0.49	$ 0.55	$ 0.91
Weighted average number of shares outstanding:
Basic:	55,437,695	55,363,467	55,401,805	55,356,483
Diluted:	55,812,935	55,741,907	55,778,768	55,669,709